(Oppenheimer OVAF Main Street Small Cap Fund/VA)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. The accompanying prospectus of the participating insurance company provides information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product. The fees and expenses of those products are not charged by the Fund and are not reflected in this table. Expenses would be higher if those fees were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer OVAF Main Street Small Cap Fund/VA)	Non-Service Shares	Service Shares
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer OVAF Main Street Small Cap Fund/VA)		Non-Service Shares	Service Shares
Management Fees		0.69%	0.69%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses		0.83%	1.08%
Fee Waiver and/or Expense Reimbursement	[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	1.05%
[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Non-Service Shares and 1.05% for Service Shares as calculated on the daily net assets of the Fund. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows, whether or not you redeemed your shares:

Expense Example (Oppenheimer OVAF Main Street Small Cap Fund/VA) (USD $)	1 Year	3 Years	5 Years	10 Years
Non-Service Shares	82	263	459	1,026
Service Shares	108	342	596	1,321

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of "small-cap" and "mid-cap" companies. A company's "market capitalization" is the value of its outstanding common stock. Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of companies having a market capitalization in the range of the Russell 2500™ Index, a measure of small- to mid-cap issuers. The capitalization range of that index is subject to change due to market activity or changes in the composition of the index. The range of the Russell 2500™ Index generally widens over time and it is reconstituted annually to preserve its small- and mid-cap character. The Fund measures a company's capitalization at the time the Fund buys a security and is not required to sell a security if the company's capitalization moves outside of the Fund's capitalization definition.

The portfolio managers use both fundamental research and quantitative models to identify investment opportunities. While the process may change over time or vary in particular cases, in general the selection process currently:

  aims to maintain broad diversification across all major economic sectors;

  uses quantitative models, including sector-specific factors, to rank securities within each economic sector;

  uses a fundamental approach to analyze issuers based on factors such as a company's financial performance, competitive strength, industry position, business practices and management; and

  considers market trends, current industry outlooks and general economic conditions.

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction.

The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers. Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country. The Fund primarily invests in common stock but may also invest in other types of securities, such as units of master limited partnerships or other securities that are consistent with its investment objective.

The portfolio managers might sell a security if the price is approaching their price target, if the company's competitive position has deteriorated or the company's management has performed poorly, or if they have identified more attractive investment prospects.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

Investing in Small Unseasoned Companies. The Fund can invest in the securities of small unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. In addition to the other risks of smaller issuers, these securities may have a very limited trading market, making it harder for the Fund to sell them at an acceptable price. The price of these securities may be very volatile, especially in the short term.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies. The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund focusing on stocks of small and medium sized companies. The Fund is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Non-Service Shares performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Charges imposed by the insurance accounts that invest in the Fund are not included and the returns would be lower if they were. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/MainStreetSmallMidCapFundVA

During the period shown, the highest return before taxes for a calendar quarter was 31.71% (2nd Qtr 09) and the lowest return before taxes for a calendar quarter was -27.25% (4th Qtr 08).
Average Annual Total Returns for the periods ended December 31, 2011
The following table shows the average annual total returns before taxes for each class of the Fund's shares.
Average Annual Total Returns (Oppenheimer OVAF Main Street Small Cap Fund/VA)	Inception Date	1 Year	5 Years (or life of class, if less	10 Years (or life of class, if less)
Non-Service Shares	May 01, 1998	(2.21%)	0.34%	6.44%
Service Shares	Jul. 16, 2001	(2.38%)	0.10%	6.22%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)		(2.51%)	1.24%	6.57%